GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of goodwill

	As of December 31,
	2019	2018
Argentina business (*)	184,105	184,105
Abroad business	1,036	1,190
	185,141	185,295
(*) Includes $183,992 attributable to Telecom Argentina.
Summary of movements in goodwill

	Argentina business		Abroad business
	Years ended December 31,		Years ended December 31,
	2019	2018	2019	2018
At the beginning of the year	184,105	48,617	1,190	1,048
Additions by merger	—	135,488	—	—
Currency translation adjustments	—	—	(154)	142
At the end of the year	184,105	184,105	1,036	1,190